Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale (Tables) [Abstract]
Change in the Non-current assets held for sale

At December 31, 2018, 2017 and 2016, the total amount of non-current assets held for sale includes foreclosed assets and other tangible assets. The change in the "Non-current assets held for sale" is as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of year	1,507,548	1,418,308	1,310,033
Loan repayments - repossession of assets	785,139	524,497	834,903
Capital Increase in Companies held for sale	-	-	10,462
Additions / disposals (net) due to change in the scope of consolidation (1)(3)	(130,713)	-	(497,847)
Sales	(563,607)	(434,553)	(239,291)
Others	-	(704)	48
Final balance, gross	1,598,367	1,507,548	1,418,308
Impairment losses (2)	(218,136)	(352,092)	(80,423)
Impairment as a percentage of foreclosed assets	13.65%	23.37%	10.52%
Balance at end of year	1,380,231	1,155,456	1,337,885

(1) On September 30, 2016, as a result of the non-expectation of sale of investment in BW Guirapá and controlled, from a market period, an administrator transferred the total of this balance to the caption of investments in affiliated and controlled companies in the country (Note 11). In 2017, as described at note 3, this investment was sold.

(2) In 2018, includes the amount of R$133,957 of provisions for devaluations on real estate and which were subsequently sold, constituted from valuation reports prepared by specialized external consulting, recorded as a provision for impairment losses, in 2017, this provision was R$271,670 (Note 43).

(3) On June 30, 2018, The Management of Banco Santander revalued your strategy on the investment in the company Real TJK Empreendimento Imobiliário S.A. (current name for Rojo Entretenimento S.A.),  a company that owns the Teatro Santander, and decided to transfer the company from non-current assets held to sale to associates and subsidiaries (Note 11). On December 31, 2018, the amount of this investment was R$0 (12/31/2017- R$130,713) in the Bank and Consolidated.